FAIR VALUE MEASUREMENTS (Tables)	3 Months Ended
Mar. 31, 2015
Fair Value Measurements Tables
Fair value hierarchy financial assets measured

The following table represents the fair value hierarchy for those financial assets measured at fair value on a recurring basis:

	Fair Value at
	March 31,	Fair Value Measurement Using
	2015	Level 1	Level 2	Level 3

Derivative liability - Conversion Feature	$1,322,800	-	-	$1,322,800
	$1,322,800	-	-	$1,322,800

	Fair Value at
	December 31,	Fair Value Measurement Using
	2014	Level 1	Level 2	Level 3

Derivative liability - Conversion Feature	$1,253,000	-	-	$1,253,000
	$1,253,000	-	-	$1,253,000

Liabilities measured at fair value on a recurring basis using significant unobservable inputs

Liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3):

Balance at December 31, 2014	$1,253,000
Change in fair market value of Conversion Feature	(408,200)
Issuance of equity instruments with debt greater than debt carrying amount	224,000
Derivative debt converted into equity	254,000
Balance at March 31, 2015	$1,322,800